Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 1,258	$ 2,841
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	1,049	1,830
Research and development expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	31	621
Other operating expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 178	$ 390